Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000034483 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R6
Trading Symbol	MEDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 7,581,382,666
Holdings Count | Holding	469
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074227 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R4
Trading Symbol	MEDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 7,581,382,666
Holdings Count | Holding	469
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074226 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R3
Trading Symbol	MEDFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 7,581,382,666
Holdings Count | Holding	469
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074225 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R2
Trading Symbol	MEDEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
Net Assets	$ 7,581,382,666
Holdings Count | Holding	469
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R1
Trading Symbol	MEDDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$94	1.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Net Assets	$ 7,581,382,666
Holdings Count | Holding	469
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006903 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class I
Trading Symbol	MEDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 7,581,382,666
Holdings Count | Holding	469
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class C
Trading Symbol	MEDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$94	1.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Net Assets	$ 7,581,382,666
Holdings Count | Holding	469
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class B
Trading Symbol	MEDBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$94	1.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Net Assets	$ 7,581,382,666
Holdings Count | Holding	469
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006900 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class A
Trading Symbol	MEDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 7,581,382,666
Holdings Count | Holding	469
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.